SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Details) - USD ($)	2 Months Ended	3 Months Ended					5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended
	Mar. 31, 2020	Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2020		Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Numerator For Calculation Of Earnings Per Share Abstract
Interest earned on marketable securities held in Trust Account		$ 4,222						$ 4,258		$ 174,810
Unrealized gain on marketable securities held in Trust Account		3,008						94,476
Less: interest available to be withdrawn for payment of taxes		$ (7,230)						(87,259)
Net income attributable to Class A common stock subject to possible redemption								$ 11,475		$ 27,915
Denominator For Calculation Of Earnings Per Share Abstract
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption		24,493,884			0		0	23,768,307	24,499,657	24,524,620
Basic and diluted net income per share, Class A Common stock subject to possible redemption		$ 0.00			$ 0.00		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Numerator: Net Loss minus Net Earnings
Net income (loss)	$ (1,000)	$ (4,088,974)		$ 14,686,984	$ 0		$ (1,000)	$ 10,598,010	$ (114,691)	$ (15,294,860)
Net income allocable to Class A common stock subject to possible redemption								(11,475)		(27,915)
Non-Redeemable Net Loss		$ (4,088,974)					$ (1,000)	$ 10,586,535		$ (15,322,775)
Denominator For Calculation Of Weighted Average Non Redeemable Common Stock Abstract
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		10,006,116	[1]		6,000,000	[1]	6,000,000 [1]	10,731,693 [1]	7,559,767	8,269,814
Basic and diluted net income (loss) per share, Non-redeemable common stock		$ (0.41)			$ 0.00		$ 0.00	$ 0.99	$ (0.02)	$ (1.85)

[1]	The 2020 periods presented, excludes an aggregate of up to 900,000 shares that was subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters.